Unaudited Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 24.7	$ 19.4
Trade receivables	0.4	1.2
Prepaid expenses and other current assets	8.0	6.2
Total current assets	33.1	26.8
Non-current assets
Equity method investments	0.4	0.3
Vessels and equipment, net	838.4	853.0
Total non-current assets	838.8	853.3
Total assets	871.9	880.1
Current liabilities
Current portion of long-term debt	23.7	24.3
Trade payables	2.0	0.8
Accrued expenses	6.3	7.2
Other current liabilities	3.0	3.5
Total current liabilities	35.0	35.8
Non-current liabilities
Long-term debt	677.6	689.6
Total non-current liabilities	677.6	689.6
Total liabilities	712.6	725.4
Commitment and contingencies
Shareholders’ Equity
Common shares of par value $1.00 per share: authorized 140,010,000 (2024: 140,010,000) shares, issued and outstanding 46,550,000 (2024: 43,900,000) shares	46.6	43.9
Additional paid-in capital	26.7	14.4
Contributed surplus	71.7	76.8
Retained earnings	14.3	19.6
Total shareholders’ equity	159.3	154.7
Total liabilities and shareholders’ equity	$ 871.9	$ 880.1